Supplementary Cash Flow Information (Tables)	12 Months Ended
Dec. 31, 2015
Supplementary Cash Flow Information (Tables) [Abstract]
Cash Flow Supplemental [Text Block]

	2015	2014	2013
Supplementary cash flow information:
Cash paid for interest	$379.784	$379.978	$374.648
Cash paid for income taxes(1)	$547.401	$689.954	$542.625
Cash inflow for income taxes from stock option exercises(2)	$18.073	$8.529	$8.882

Supplemental disclosures of cash flow information:
Details for acquisitions:
Assets acquired	$(216.023)	$(2.505.027)	$(417.669)
Liabilities assumed	34.841	450.808	31.335
Noncontrolling interest subject to put provisions	7.622	95.015	15.460
Noncontrolling interest	983	328.997	9.104
Non-cash consideration	69.233	18.253	66.917
Cash paid	(103.344)	(1.611.954)	(294.853)
Less cash acquired	3.193	132.433	6.858
Net cash paid for acquisitions	(100.151)	(1.479.521)	(287.995)
Cash paid for investments	(184.101)	(274.913)	(195.921)
Cash paid for intangible assets	(32.558)	(24.624)	(11.809)
Total cash paid for acquisitions and investments, net of cash acquired, and purchases of intangible assets	$(316.810)	$(1.779.058)	$(495.725)

(1) Net of tax refund.
(2) Thereof the excess tax benefit allocated to additional paid-in capital for the twelve-month periods ending December 31, 2015, 2014 and 2013 was $13,451, $4,056 and $3,897, respectively.